Subsequent Event	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsThe Company evaluated subsequent events through August 5, 2021, the date on which these financial statements were issued. The Company has concluded that no subsequent event has occurred that requires disclosure.